Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 111,054	$ 95,549
Less: accumulated depreciation and amortization	(40,960)	(35,581)
Property and equipment, net	70,094	59,968
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	47,491	25,838
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	3,102	2,887
Machinery and tools [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	1,419	1,562
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	32,061	31,007
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	6,281	5,776
Constructions in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 20,700	$ 28,479